Segmented Information	9 Months Ended
Oct. 31, 2021
Segmented Information [Abstract]
SEGMENTED INFORMATION
16.	SEGMENTED INFORMATION

The Company’s exploration and evaluation activities are located in Kazakhstan, with its head office function in Canada. As at October 31, 2021, all of the Company’s non-current assets are located in Kazakhstan.